UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6198
                                   ----------

                       TEMPLETON CAPITAL ACCUMULATOR FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------



ITEM 1. REPORTS TO STOCKHOLDERS


                                FEBRUARY 29, 2004

                                    [GRAPHIC
                                    OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     GLOBAL

                                TEMPLETON CAPITAL
                                ACCUMULATOR FUND

                                    [GRAPHIC
                                    OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

page

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                                               [GRAPHIC OMITTED]

Not part of the semiannual report
                                                                page

                               Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Capital Accumulator Fund ........................................    3

Performance Summary .......................................................    6

Financial Highlights and
Statement of Investments ..................................................    7

Financial Statements ......................................................   13

Notes to Financial Statements .............................................   16

Proxy Voting Policies and Procedures ......................................   21

--------------------------------------------------------------------------------


Semiannual Report

Templeton Capital Accumulator Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Capital Accumulator Fund seeks long-term capital growth. Under normal market conditions, the Fund invests in equity securities of companies of any nation.

We are pleased to bring you Templeton Capital Accumulator Fund's semiannual report for the period ended February 29, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Capital Accumulator Fund delivered a 21.59% cumulative total return, as shown in the Performance Summary on page 6. The Fund outperformed its benchmark, the Morgan Stanley Capital International
(MSCI) All Country (AC) World Index, which posted a 19.39% total return for the same period. 1

ECONOMIC AND MARKET OVERVIEW

The global economy continued to improve during the six-month period ended February 29, 2004. This supported investor sentiment and contributed to strong total returns for most local stock market indexes. The MSCI World Index returned 18.97% and the MSCI Europe Australasia Far East (EAFE) Index returned 25.30% for the period under review. 2

A synchronized global recovery provided the foundation for a sharp improvement in corporate profitability. As of the end of 2003, corporate profits in the U.S. and the U.K. reached new highs, up 82% and 29% from their recession lows in 2001. 3 Corporate profits in Japan and Canada were still below their recent highs; however, they increased 32% and 47% from their respective recession low points in 2001. 3

                                [GRAPHIC OMITTED]
            EDGAR REPRESENTATION OF TEXT USED IN GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

Europe                                       49.5%
North America                                22.3%
Asia                                         16.0%
Australia & New Zealand                       2.6%
Latin America                                 2.1%
Middle East & Africa                          0.9%
Short-Term Investments & Other Net Assets     6.6%


1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: ISI Group.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.

                                                          Semiannual Report  | 3
                                                                          page

TOP 10 SECTORS/INDUSTRIES
2/29/04

--------------------------------------------------------------------------------
                                      % OF TOTAL
                                      NET ASSETS
--------------------------------------------------------------------------------
Diversified Telecommunication Services      8.7%
Insurance                                   7.1%
Pharmaceuticals                             7.1%
Oil & Gas                                   6.0%
Commercial Banks                            5.4%
Metals & Mining                             4.5%
Household Durables                          4.0%
Food Products                               3.6%
Machinery                                   3.5%
Electric Utilities                          3.1%

China continued its role as a main driver in the current worldwide recovery. In 2003, 80% of the world's export growth resulted from greater demand in China. While Japan's exports to China grew 27% compared with the previous year, U.S. exports grew 54%. 3 As China continued to industrialize and build its infrastructure (roads, bridges and energy generation), global demand for commodities intensified, leading to higher prices of those commodities. In 2003, prices for aluminum contracts rose 19% over the previous year, silver 24%, zinc 33%, and copper 50%. 4

Historically, surges in commodity prices have generally coincided with labor shortages and wage inflation, leading to overall inflation and monetary tightening. However, the current abundant labor supply in the U.S., China and India, and China's ability to provide low-cost products to many large economies, have resulted in less inflationary pressure.

In the currency market, the U.S. dollar appreciated versus the euro in the first two months of 2004. This was a reversal of the trend toward a lower dollar over the past several months. In 2003, the dollar declined 17% in value versus the euro. 5 In the short term, a lower dollar boosts total returns generated in currencies that have appreciated versus the dollar; however, it makes U.S. operations of foreign-based companies appear less profitable and eventually increases the cost of U.S. imports.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy.

MANAGER'S DISCUSSION

The Fund's materials and industrials sectors holdings contributed to Fund performance during the six months under review as these sectors benefited from the strengthening global economy. 6 Stock selection in the health care and utilities

4. Sources: Reuters, Commodity Research Bureau Index; London Metal Exchange. 5.
Source: European Central Bank.

6. The materials sector comprises chemicals, construction materials, containers & packaging, metals & mining, and paper & forest products in the SOI. The industrials sector comprises aerospace & defense, air freight & logistics, airlines, commercial services & supplies, electrical equipment, industrial conglomerates, machinery, and road & rail in the SOI.

4 |  Semiannual Report
page

sectors also aided Fund returns. 7 The financials and consumer discretionary sectors performed well, but our stock selection and underweighting relative to the benchmark index somewhat restrained the Fund's performance. 8

We added several new positions during the reporting period including Australian airline Qantas Airways and Denmark-based Vestas Wind Systems, a leading wind-powered, electricity-generating equipment manufacturer. Qantas and Vestas boosted Fund returns during the period.

French aluminum producer Pechiney was acquired by Canada's Alcan in a tender offer. Our holdings in Pechiney and Alcan delivered positive returns during the period. We reduced our position in Norsk Hydro, a Norwegian metals and energy company, following strong stock price performance over the reporting period.

Thank you for your continued participation in Templeton Capital Accumulator Fund. We look forward to serving your future investment needs.

[photo omitted]

/S/Gary P. Motyl

Gary P. Motyl, CFA
Portfolio Manager
Templeton Capital Accumulator Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

7. The health care sector comprises biotechnology, health care equipment & supplies, health care providers & services, and pharmaceuticals in the SOI. The utilities sector comprises electric utilities, and multi-utilities & unregulated power in the SOI.

8. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate in the SOI. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants & leisure; household durables; media; multiline retail; specialty retail; and textiles, apparel & luxury goods in the SOI.

TOP 10 EQUITY HOLDINGS
2/29/04

--------------------------------------------------------------------------------
  COMPANY                              % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY             NET ASSETS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                 2.5%
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT, SOUTH KOREA
Aventis SA                                   2.1%
 PHARMACEUTICALS, FRANCE
BHP Billiton PLC                             2.0%
 METALS & MINING, U.K
Telefonica SA                                1.8%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, SPAIN
E.ON AG                                      1.7%
 ELECTRIC UTILITIES, GERMANY
Koninklijke Philips Electronics NV           1.6%
 HOUSEHOLD DURABLES, NETHERLANDS
Mylan Laboratories Inc.                      1.5%
 PHARMACEUTICALS, U.S.
Deutsche Post AG                             1.4%
 AIR FREIGHT & LOGISTICS, GERMANY
AT&T Wireless Services Inc.                  1.3%
 WIRELESS TELECOMMUNICATION
 SERVICES, U.S.
Alcan Inc.                                   1.3%
 METALS & MINING, CANADA

                                                          Semiannual Report  | 5
                                                                          page

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
                                                        CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------

  Net Asset Value (NAV)                                 +$2.07            $12.25           $10.18
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.1105

PERFORMANCE 1

--------------------------------------------------------------------------------------------------
                                        6-MONTH         1-YEAR           5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2              21.59%         51.68%            40.77%          131.23%
  Average Annual Total Return 3          21.59%         51.68%             7.08%            8.74%
  Value of $10,000 Investment 4         $12,159        $15,168           $14,077          $23,123
  Avg. Ann. Total Return (3/31/04) 5                    54.35%             5.89%            9.16%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Calculations do not include the effect of paying sales and creation charges applicable to purchases of Fund shares through Templeton Capital Accumulation Plans, which may vary as discussed in the Plans' prospectuses. For the first year of a Plan, these charges can amount to 50% of the total amount invested during the year. Total returns would have been lower if these charges had been applied. Please refer to the Templeton Capital Accumulation Plans' prospectuses for information regarding applicable sales charges. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6 | Past performance does not guarantee future results. | Semiannual Report page

Templeton Capital Accumulator Fund

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  FEBRUARY 29, 2004                   YEAR ENDED AUGUST 31,
                                                     (UNAUDITED)       2003         2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......              $10.18         $9.29       $10.85     $13.34      $12.11       $9.69
                                                 -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ...........                (.01)          .12          .12        .16         .16         .18

 Net realized and unrealized gains (losses)                2.19           .87        (1.57)     (1.45)       1.71        2.78
                                                 -----------------------------------------------------------------------------
Total from investment operations ..........                2.18           .99        (1.45)     (1.29)       1.87        2.96
                                                 -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ....................                (.11)         (.10)        (.11)      (.16)       (.15)       (.18)

 Net realized gains .......................                  --            --           --      (1.04)       (.49)       (.36)
                                                 -----------------------------------------------------------------------------
Total distributions .......................                (.11)         (.10)        (.11)     (1.20)       (.64)       (.54)
                                                 -----------------------------------------------------------------------------
Net asset value, end of period ............              $12.25        $10.18        $9.29     $10.85      $13.34      $12.11
                                                 =============================================================================

Total return b ............................              21.59%        10.86%     (13.38)%    (9.96)%      16.44%      32.01%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........            $589,014      $457,645     $354,042   $364,236    $370,029    $291,136

Ratios to average net assets:

 Expenses .................................               1.12% c       1.12%        1.11%      1.05%       1.03%       1.11%

 Net investment income (loss) .............              (.10)% c       1.35%        1.13%      1.35%       1.24%       1.60%

Portfolio turnover rate ...................               1.32%        21.32%       14.28%     22.37%      32.13%      13.96%

aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAnnualized.

                   Semiannual Report  |  See notes to financial statements.  | 7
                                                                          page

Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   COMMON STOCKS 92.6%
   AUSTRALIA 2.2%
   Alumina Ltd. .............................              Metals & Mining                   894,060          $  3,793,973
   Australia & New Zealand Banking Group
    Ltd. ....................................             Commercial Banks                   223,540             3,102,782
 a Australia & New Zealand Banking Group
    Ltd., 144A ..............................             Commercial Banks                    40,643               564,133
   Qantas Airways Ltd. ......................                 Airlines                     1,051,370             3,009,500
 a WMC Resources Ltd. .......................              Metals & Mining                   600,000             2,421,128
                                                                                                              -------------
                                                                                                                12,891,516
                                                                                                              -------------
   BERMUDA 1.7%
   Ace Ltd. .................................                 Insurance                      137,470             6,180,651
   XL Capital Ltd., A .......................                 Insurance                       50,300             3,855,998
                                                                                                              -------------
                                                                                                                10,036,649
                                                                                                              -------------
   BRAZIL .6%
   Embraer-Empresa Brasileira de Aeronautica
    SA, ADR .................................            Aerospace & Defense                 125,985             3,803,487
                                                                                                              -------------
   CANADA 4.2%
   Alcan Inc. (EUR Traded) ..................              Metals & Mining                    23,940             1,130,326
   Alcan Inc. ...............................              Metals & Mining                   159,160             7,580,791
   BCE Inc. .................................  Diversified Telecommunication Services        325,460             7,104,694
 a Celestica Inc. ...........................    Electronic Equipment & Instruments          204,530             3,506,011
   Husky Energy Inc. ........................                 Oil & Gas                      273,820             5,214,161
                                                                                                              -------------
                                                                                                                24,535,983
                                                                                                              -------------
   CHILE .8%
   Cia de Telecomunicaciones de Chile SA,
    ADR .....................................  Diversified Telecommunication Services        292,525             4,586,792
                                                                                                              -------------
   CHINA .1%
 a China Life Insurance Co. Ltd. ............                 Insurance                      946,000               674,512
                                                                                                              -------------
   DENMARK .4%
   Vestas Wind Systems AS ...................           Electrical Equipment                 124,170             2,360,174
                                                                                                              -------------
   FINLAND .7%
   Stora Enso OYJ, R (EUR/FIM Traded) .......          Paper & Forest Products               156,910             2,084,127
   Stora Enso OYJ, R (SEK Traded) ...........          Paper & Forest Products               145,997             1,951,412
                                                                                                              -------------
                                                                                                                 4,035,539
                                                                                                              -------------
   FRANCE 6.0%
   Accor SA .................................       Hotels Restaurants & Leisure              61,110             2,681,056
   Aventis SA ...............................              Pharmaceuticals                   165,320            12,653,246
   AXA SA ...................................                 Insurance                      199,732             4,586,120
   Michelin SA, B ...........................              Auto Components                   124,150             5,985,140
   Suez SA ..................................    Multi-Utilities & Unregulated Power         201,170             4,466,667
   Total SA, B ..............................                 Oil & Gas                       26,062             4,760,153
                                                                                                              -------------
                                                                                                                35,132,382
                                                                                                              -------------

8 |  Semiannual Report
page

Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 7.1%
   BASF AG ..................................                 Chemicals                       80,690          $  4,291,008
   Bayer AG, Br. ............................                 Chemicals                      111,770             3,166,328
   Celesio AG ...............................     Health Care Providers & Services           105,466             5,545,670
   Deutsche Post AG .........................          Air Freight & Logistics               335,080             7,993,658
   E.ON AG ..................................            Electric Utilities                  150,880            10,188,895
   Hugo Boss AG .............................      Textiles Apparel & Luxury Goods           120,710             2,759,668
   Muenchener Rueckversicherungs-
    Gesellschaft ............................                 Insurance                       18,960             2,214,430
   Muenchener Rueckversicherungs-
    Gesellschaft, 144A ......................                 Insurance                        5,417               632,678
   Volkswagen AG ............................                Automobiles                     107,970             5,111,212
                                                                                                              -------------
                                                                                                                41,903,547
                                                                                                              -------------
   HONG KONG 2.1%
   Cheung Kong Holdings Ltd. ................                Real Estate                     436,000             4,158,996
   China Mobile (Hong Kong) Ltd., fgn. ......    Wireless Telecommunication Services       1,230,500             4,355,207
   Hutchison Whampoa Ltd. ...................         Industrial Conglomerates               247,650             2,083,940
   Swire Pacific Ltd., A ....................      Diversified Financial Services            190,000             1,330,319
   Swire Pacific Ltd., B ....................      Diversified Financial Services            112,500               130,799
                                                                                                              -------------
                                                                                                                12,059,261
                                                                                                              -------------
   INDIA 1.1%
   ICICI Bank Ltd. ..........................             Commercial Banks                   325,519             1,955,921
   ICICI Bank Ltd., ADR .....................             Commercial Banks                    80,185             1,194,756
   Satyam Computers Services Ltd. ...........                IT Services                      43,400               297,041
   Satyam Computers Services Ltd., ADR ......                IT Services                     140,100             2,874,852
                                                                                                              -------------
                                                                                                                 6,322,570
                                                                                                              -------------
   ISRAEL .9%
 a Check Point Software Technologies Ltd. ...                 Software                       234,490             5,397,960
                                                                                                              -------------
   ITALY 1.7%
   Eni SpA ..................................                 Oil & Gas                      339,760             6,657,325
   Riunione Adriatica di Sicurta SpA ........                 Insurance                      177,381             3,222,184
                                                                                                              -------------
                                                                                                                 9,879,509
                                                                                                              -------------
   JAPAN 6.6%
   East Japan Railway Co. ...................                Road & Rail                         581             2,711,972
   Hitachi Ltd. .............................    Electronic Equipment & Instruments          354,000             2,310,104
   Kikkoman Corp. ...........................               Food Products                    330,000             2,506,864
   Komatsu Ltd. .............................                 Machinery                      771,000             4,685,557
   NEC Corp. ................................          Computers & Peripherals               447,000             3,289,292
   Nintendo Co. Ltd. ........................                 Software                        32,000             3,075,234
   Nippon Telegraph & Telephone Corp. .......  Diversified Telecommunication Services            886             4,103,203
   Nomura Holdings Inc. .....................              Capital Markets                   206,000             3,271,188
   Seiko Epson Corp. ........................          Computers & Peripherals                94,100             3,307,194
   Sompo Japan Insurance Inc. ...............                 Insurance                      682,000             5,786,326
   Sony Corp. ...............................            Household Durables                   95,200             3,886,070
                                                                                                              -------------
                                                                                                                38,933,004
                                                                                                              -------------

                                                          Semiannual Report  | 9
                                                                          page

Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO .7%
   Telefonos de Mexico SA de CV (Telmex), L,
    ADR .....................................  Diversified Telecommunication Services        125,740          $  4,271,388
                                                                                                              -------------
   NETHERLANDS 3.9%
   IHC Caland NV ............................        Energy Equipment & Services              80,950             3,932,688
   ING Groep NV .............................      Diversified Financial Services            271,600             6,641,263
   Koninklijke Philips Electronics NV .......            Household Durables                  317,267             9,638,282
   Wolters Kluwer NV ........................                   Media                        150,890             2,694,096
                                                                                                              -------------
                                                                                                                22,906,329
                                                                                                              -------------
   NORWAY 1.6%
   Norsk Hydro ASA ..........................                 Oil & Gas                       89,890             6,454,964
   Norske Skogindustrier ASA, A .............          Paper & Forest Products               145,300             2,961,957
                                                                                                              -------------
                                                                                                                 9,416,921
                                                                                                              -------------
   PORTUGAL 1.1%
   Portugal Telecom SGPS SA .................  Diversified Telecommunication Services        553,710             6,246,893
                                                                                                              -------------
   SINGAPORE .7%
   DBS Group Holdings Ltd. ..................             Commercial Banks                   484,900             4,187,417
                                                                                                              -------------
   SOUTH KOREA 5.0%
   Kookmin Bank .............................             Commercial Banks                   110,304             4,605,380
   Korea Electric Power Corp. ...............            Electric Utilities                  101,110             1,779,742
   KT Corp., ADR ............................  Diversified Telecommunication Services        140,600             2,674,212
   LG Electronics Inc. ......................            Household Durables                  104,610             5,888,760
   Samsung Electronics Co. Ltd. ............. Semiconductors & Semiconductor Equipment        31,760            14,718,708
                                                                                                              -------------
                                                                                                                29,666,802
                                                                                                              -------------
   SPAIN 3.5%
   Endesa SA ................................            Electric Utilities                   82,930             1,622,886
   Iberdrola SA, Br. ........................            Electric Utilities                  225,770             4,656,613
   Repsol YPF SA ............................                 Oil & Gas                      191,120             3,918,194
 a Telefonica SA ............................  Diversified Telecommunication Services        656,090            10,654,544
                                                                                                              -------------
                                                                                                                20,852,237
                                                                                                              -------------
   SWEDEN 4.9%
   Atlas Copco AB, A ........................                 Machinery                      169,810             6,079,144
   Electrolux AB, B .........................            Household Durables                  208,170             4,390,356
   Foreningssparbanken AB, A ................             Commercial Banks                   229,350             4,344,100
   Nordea Bank AB ...........................             Commercial Banks                   684,060             4,751,184
   Securitas AB, B ..........................      Commercial Services & Supplies            217,650             3,333,078
   Volvo AB, B ..............................                 Machinery                      198,470             6,238,680
                                                                                                              -------------
                                                                                                                29,136,542
                                                                                                              -------------
   SWITZERLAND 3.6%
   Adecco SA ................................      Commercial Services & Supplies             81,100             4,032,491
 a Clariant AG ..............................                 Chemicals                      152,000             2,285,894
   Nestle SA ................................               Food Products                     17,390             4,586,945
   SIG Holding AG ...........................                 Machinery                       25,000             3,720,326
   Swiss Reinsurance Co. ....................                 Insurance                       88,990             6,404,225
                                                                                                              -------------
                                                                                                                21,029,881
                                                                                                              -------------



10 |  Semiannual Report
page

Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN .4%
   Chunghwa Telecom Co. Ltd., ADR ...........  Diversified Telecommunication Services        152,310          $  2,503,976
                                                                                                              -------------
   UNITED KINGDOM 14.6%
   Abbey National PLC .......................             Commercial Banks                   441,490             3,973,697
   Amersham PLC .............................     Health Care Equipment & Supplies           261,785             3,858,284
   BAE Systems PLC ..........................            Aerospace & Defense               1,017,850             3,593,690
   BHP Billiton PLC .........................              Metals & Mining                 1,279,734            11,732,181
   BP PLC ...................................                 Oil & Gas                      373,340             2,998,291
   Brambles Industries PLC ..................      Commercial Services & Supplies            878,378             3,415,054
 a British Airways PLC ......................                 Airlines                       835,990             4,902,530
   Cable & Wireless PLC .....................  Diversified Telecommunication Services      1,336,440             3,478,440
   Cadbury Schweppes PLC ....................               Food Products                    429,080             3,535,520
 a CellTech Group PLC .......................               Biotechnology                    182,390             1,370,844
   Hanson PLC ...............................          Construction Materials                495,621             3,996,424
   Imperial Chemical Industries PLC .........                 Chemicals                      548,639             2,397,782
   Kidde PLC ................................           Electrical Equipment               1,340,880             2,370,211
   National Grid Transco PLC ................    Multi-Utilities & Unregulated Power         562,790             4,491,040
   Rolls-Royce Group PLC ....................            Aerospace & Defense               1,117,630             4,563,025
   Shell Transport & Trading Co. PLC, ADR ...                 Oil & Gas                      134,120             5,645,111
 a Shire Pharmaceuticals Group PLC ..........              Pharmaceuticals                   373,550             3,790,266
   Smiths Group PLC .........................         Industrial Conglomerates               204,400             2,526,313
   Standard Chartered PLC ...................             Commercial Banks                   185,080             3,187,422
   Unilever PLC .............................               Food Products                    631,940             6,596,757
   WPP Group PLC ............................                   Media                        336,000             3,753,772
                                                                                                              -------------
                                                                                                                86,176,654
                                                                                                              -------------
   UNITED STATES 16.4%
   Abbott Laboratories ......................              Pharmaceuticals                   167,650             7,175,420
   Albertson's Inc. .........................         Food & Staples Retailing               117,360             2,903,486
   American International Group Inc. ........                 Insurance                       72,920             5,396,080
   AmerisourceBergen Corp. ..................     Health Care Providers & Services            67,860             3,937,916
 a AT&T Wireless Services Inc. ..............    Wireless Telecommunication Services         558,840             7,589,047
 a BMC Software Inc. ........................                 Software                       165,810             3,249,876
   Boise Cascade Corp. ......................             Specialty Retail                   120,710             4,067,927
   Bristol-Myers Squibb Co. .................              Pharmaceuticals                   143,620             3,995,508
   CIGNA Corp. ..............................     Health Care Providers & Services            53,200             2,948,876
   Electronic Data Systems Corp. ............                IT Services                       2,240                42,896
   Georgia-Pacific Corp. ....................          Paper & Forest Products               160,940             5,158,127
   International Paper Co. ..................          Paper & Forest Products               121,830             5,392,196
   Kraft Foods Inc., A ......................               Food Products                    122,940             4,154,143
   Mylan Laboratories Inc. ..................              Pharmaceuticals                   377,220             8,864,670
   Pfizer Inc. ..............................              Pharmaceuticals                   141,342             5,180,184
   Procter & Gamble Co. .....................            Household Products                   61,700             6,324,867
   SBC Communications Inc. ..................  Diversified Telecommunication Services        229,350             5,506,694
 a Synopsys Inc. ............................                 Software                       103,940             3,064,151
   Target Corp. .............................             Multiline Retail                   118,990             5,230,800
   Temple-Inland Inc. .......................          Containers & Packaging                 11,740               764,861

                                                         Semiannual Report  | 11
                                                                          page

Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
 a Tenet Healthcare Corp. ...................     Health Care Providers & Services           231,450          $  2,782,029
   Willis Group Holdings Ltd. ...............                 Insurance                       75,990             2,914,217
                                                                                                              -------------
                                                                                                                96,643,971
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $399,135,687) ..                                                                  545,591,896
                                                                                                              -------------
   PREFERRED STOCKS .8%
   AUSTRALIA .4%
   News Corp. Ltd., pfd. ....................                   Media                        312,000             2,578,154
                                                                                                              -------------
   GERMANY .4%
   Hugo Boss AG, pfd. .......................      Textiles Apparel & Luxury Goods           100,590             2,349,679
                                                                                                              -------------
   TOTAL PREFERRED STOCKS (COST $3,209,951) .                                                                    4,927,833
                                                                                                              -------------
                                                                                         ------------------
                                                                                         PRINCIPAL AMOUNT C
                                                                                         ------------------
   BONDS (COST $166,821)
   FRANCE
   Axa SA, cvt., zero cpn., 12/21/04 ........                 Insurance                      142,485  EUR          242,023
                                                                                                              -------------
   SHORT TERM INVESTMENTS (COST $38,757,439) 6.6%
 b Franklin Institutional Fiduciary Trust
    Money Market Portfolio ..................                                             38,757,439            38,757,439
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $441,269,898) 100.0%                                                                589,519,191
   OTHER ASSETS, LESS LIABILITIES ...........                                                                     (505,098)
                                                                                                              -------------
   NET ASSETS 100.0% ........................                                                                 $589,014,093
                                                                                                              -------------

CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka | SEK - Swedish Krona

aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
cThe principal amount is stated in U.S. dollars unless otherwise indicated.


12 | See notes to financial statements. | Semiannual Report page

Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost ....................................    $441,269,898
                                               -------------
  Value ...................................     589,519,191
 Receivables:
  Capital shares sold .....................          42,302
  Dividends ...............................         709,302
                                               -------------
      Total assets ........................     590,270,795
                                               -------------
Liabilities:
 Payables:
  Capital shares redeemed .................          67,999
  Affiliates ..............................         453,938
  Deferred tax liability (Note 1f) ........         121,517
 Other liabilities ........................         613,248
                                               -------------
      Total liabilities ...................       1,256,702
                                               -------------
        Net assets, at value ..............    $589,014,093
                                               =============
Net assets consist of:
 Undistributed net investment income ......       $(723,561)
 Net unrealized appreciation (depreciation)     148,154,994
 Accumulated net realized gain (loss) .....     (26,251,813)
 Capital shares ...........................     467,834,473
                                               -------------
Net assets, at value ......................    $589,014,093
                                               =============
Shares outstanding ........................      48,069,842
                                               =============
Net asset value per share .................          $12.25
                                               =============

                  Semiannual Report  |  See notes to financial statements.  | 13
                                                                          page

Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment income:
 (Net of foreign taxes of $182,264)
 Dividends ......................................................................    $  2,686,452
                                                                                     -------------
Expenses:
 Management fees (Note 3) .......................................................       1,907,481
 Administrative fees (Note 3) ...................................................         369,020
 Distribution fees (Note 3) .....................................................         302,456
 Transfer agent fees (Note 3) ...................................................           3,000
 Custodian fees .................................................................          68,200
 Reports to shareholders ........................................................         242,300
 Professional fees ..............................................................          21,400
 Trustees' fees and expenses ....................................................          16,300
 Other ..........................................................................           5,700
                                                                                     -------------
      Total expenses ............................................................       2,935,857
                                                                                     -------------
        Net investment income ...................................................        (249,405)
                                                                                     -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...................................................................       1,741,412
  Foreign currency transactions .................................................        (211,177)
                                                                                     -------------
      Net realized gain (loss) ..................................................       1,530,235
Net unrealized appreciation (depreciation) on:
  Investments ...................................................................     100,900,246
  Translation of assets and liabilities denominated in foreign currencies .......          29,353
  Deferred taxes (Note 1f) ......................................................        (121,517)
                                                                                     -------------
      Net unrealized appreciation (depreciation) ................................     100,808,082
                                                                                     -------------
Net realized and unrealized gain (loss) .........................................     102,338,317
                                                                                     -------------
Net increase (decrease) in net assets resulting from operations .................    $102,088,912
                                                                                     =============

14 | See notes to financial statements. | Semiannual Report page

Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003

                                                                                --------------------------------------------
                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                        FEBRUARY 29, 2004   AUGUST 31, 2003
                                                                                --------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ................................................            $   (249,405)      $  5,009,213
  Net realized gain (loss) from investments and foreign currency transactions .               1,530,235        (15,913,177)
  Net unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies, and deferred taxes             100,808,082         58,425,390
                                                                                --------------------------------------------
      Net increase (decrease) in net assets resulting from operations .........             102,088,912         47,521,426

Distributions to shareholders from net investment income ......................              (5,087,066)        (3,882,934)

Capital share transactions (Note 2) ...........................................              34,367,174         59,964,520
                                                                                --------------------------------------------
      Net increase (decrease) in net assets ...................................             131,369,020        103,603,012

Net assets:
 Beginning of period ..........................................................            $457,645,073       $354,042,061
                                                                                --------------------------------------------
 End of period ................................................................            $589,014,093       $457,645,073
                                                                                ============================================
Undistributed net investment income included in net assets:
 End of period ................................................................            $   (723,561)      $  4,612,910
                                                                                ============================================

                  Semiannual Report  |  See notes to financial statements.  | 15
                                                                          page

TEMPLETON CAPITAL ACCUMULATOR FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Capital Accumulator Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Shares of the Fund are offered to the general public only through Templeton Capital Accumulation Plans. The Fund seeks long term capital growth. Under normal market conditions, the Fund invests in equity securities and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

16 |  Semiannual Report
page

Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                                                         Semiannual Report  | 17
                                                                          page

Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2004, there were an unlimited number of shares of beneficial interest authorized (without par value). Transactions in the Fund's shares were as follows:

                                     -----------------------------------------------------------------
                                          SIX MONTHS ENDED                       YEAR ENDED
                                          FEBRUARY 29, 2004                    AUGUST 31, 2003
                                     -----------------------------------------------------------------
                                       SHARES          AMOUNT              SHARES           AMOUNT
                                     -----------------------------------------------------------------
 Shares sold .......................  3,718,745     $ 41,333,779          8,128,145      $ 71,679,495
 Shares issued in reinvestment of
 distributions .....................    472,306        5,019,610            451,611         3,825,788
 Shares redeemed ................... (1,059,903)     (11,986,215)        (1,739,114)      (15,540,763)
                                     -----------------------------------------------------------------
 Net increase (decrease)              3,131,148     $ 34,367,174          6,840,642      $ 59,964,520
                                     =================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers or trustees of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                 AFFILIATION
--------------------------------------------------------------------------------
  Templeton Investment Counsel, LLC (TIC)                Investment manager
  Franklin Templeton Services, LLC (FT Services)         Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter

The Fund pays an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to a blended rate of .10% of average daily net assets per year attributable to Templeton Capital Accumulator Plan I and ..30% of average daily net assets per year attributable to Templeton Capital Accumulator Plan II, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $208,025.

18 |  Semiannual Report
page

Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES  (CONTINUED)

Distributors has advised the Fund it received net commissions from sales of the Fund's shares for the period of $343,441.

The Fund paid transfer agent fees of $3,000, of which $2,172 was paid to Investor Services.

4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $441,269,898
                                                               -------------
Unrealized appreciation ....................................    165,861,140
Unrealized depreciation ....................................    (17,611,847)
                                                               -------------
Net unrealized appreciation (depreciation) .................   $148,249,293
                                                               =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of losses realized subsequent to October 31 on the sale of securities.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 ......................................................   $3,847,447
 2011 ......................................................    5,327,434
                                                               -----------
                                                               $9,174,881
                                                               ===========

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $18,607,167. For tax purposes, such losses will be reflected in the year ending August 31, 2004.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $71,882,464 and 6,451,920, respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Investment Manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $129,104 of dividend income from investment in the Sweep Money Fund for the period ended February 29, 2004.

                                                         Semiannual Report  | 19
                                                                          page

Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.

20 |  Semiannual Report
page

Templeton Capital Accumulator Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                         Semiannual Report  | 21
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Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN [R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund

FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund

Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund


page


Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04   Not part of the semiannual report

                                                                page
                                 [logo omitted]
                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CAPITAL
ACCUMULATOR FUND


INVESTMENT MANAGER
Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton Capital Accumulator Fund prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN (R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TCAP S2004 04/04



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE IS FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS    N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.



ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CAPITAL ACCUMULATOR FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date  April 30, 2004